Consolidated Operations Statements - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Sep. 30, 2020	Jan. 31, 2020	Sep. 30, 2019	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Revenues	$ 2,145,988	$ 34,538	$ 3,122,077		$ 34,538		$ 403,940
Cost of goods sold	1,576,265	16,234	2,351,153		16,234		325,379
Gross Margin	569,723	18,304	770,924		18,304		78,561
Operating Expenses
Operations	146,539		353,295
Research and development	167,968	94,979	341,892		354,146		488,990		366,590
Sales and marketing	48,719		97,534
General and administrative expenses	499,155	212,482	929,874		478,871		1,248,717		384,742
Stock based compensation	854,195	149,462	1,068,317		161,529		269,895
Total operating expenses	1,716,576	456,923	2,790,912		994,546		1,737,707		751,332
Operating loss	(1,146,853)	(438,619)	(2,019,988)		(976,242)		(1,659,146)		(751,332)
Provision for income taxes
Net operating income	(1,146,853)	(438,619)	(2,019,988)		(976,242)		(1,659,146)		(751,332)
Other income							57,215
Other expense
Amortization Expense	5,571		5,571
Derivative expense	4,481,701		4,630,288
Change in fair value of derivative	3,350,135		3,433,938
Other expense	7,837,407		8,069,797
Net loss/income	$ (8,984,260)	$ (438,619)	$ (10,089,785)		$ (976,242)		$ (1,601,931)		$ (751,332)
Loss per share - basic and diluted	$ (0.34)	$ (0.02)	$ (0.46)		$ (0.08)		$ 0.12		$ 0.14
Weighted average shares outstanding - basic and diluted	26,232,755	17,732,298	22,161,745		11,556,950		13,732,205		5,328,630
FAT SHARK HOLDINGS
Revenues				$ 4,436,439		$ 5,597,234		$ 7,298,640		$ 9,385,135
Cost of goods sold				3,463,995		4,355,218		5,799,156		7,824,207
Gross Margin				972,444		1,242,016		1,499,484		1,560,928
Operating Expenses
Operations				119,063		202,829
Research and development				207,514		328,628		391,741		799,531
Sales and marketing				57,678		67,901		180,496		447,848
General and administrative expenses				280,562		402,982		677,005		766,429
Total operating expenses				664,817		1,002,340		1,249,242		2,013,808
Operating loss				307,627		239,676		250,242		(452,880)
Provision for income taxes
Net operating income				307,627		239,676		250,242		(452,880)
Other expense
Net loss/income				$ 307,627		$ 239,676		$ 250,242		$ (452,880)